Alger Health Sciences Fund Expense Example - Class A C Shares [Member] - Alger Health Sciences Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 638
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	1,871
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	$ 2,285